Other Information - Additional Information (Detail) BRL in Thousands, € in Millions, $ in Billions				12 Months Ended
	Oct. 23, 2015 USD ($)	Jun. 30, 2015 BRL shares	Mar. 31, 2015 EUR (€) shares	Dec. 31, 2014 BRL	Dec. 31, 2015 BRL	Sep. 08, 2014 shares BRL / Stock	Jun. 30, 2014 EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment on securities				BRL 171,415	BRL 1,801,720		€ 897
Average annual rate of return							3.60%
Value of securities delivered with no cash involved | €			€ 897
Capital contribution, contingent to consolidation transaction, maximum | $	$ 4.0
Proceed from sale of shares | BRL		BRL 13,632		BRL 8,230,606
Call Option
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value of the Call Option | BRL					BRL 4,000
Call Option | Long
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rate added on interbank deposit rate (CDI)						1.50%
Common Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exchanged Shares			47,434,872
Number of shares sold		1,069,131
Common Stock | Call Option | Long
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares Subject to the Option						47,434,872
Shares Subject to the Option, exercise price | BRL / Stock						2.0104
Common Stock | Pharol | Before Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares			104,580,393
Investment owned, shares, percentage			37.66%
Common Stock | Pharol | After Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares			57,145,521
Investment owned, shares, percentage			24.81%
Preferred Stock
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Exchanged Shares			94,869,744
Number of shares sold		1,162,652
Preferred Stock | Call Option | Long
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Shares Subject to the Option						94,869,744
Shares Subject to the Option, exercise price | BRL / Stock						1.8529
Preferred Stock | Pharol | Before Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares			172,025,273
Investment owned, shares, percentage			32.82%
Preferred Stock | Pharol | After Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment owned, shares			77,155,529
Investment owned, shares, percentage			19.17%
Matured on July 15, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment on securities | €							€ 847
Matured on July 17, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Investment on securities | €							€ 50